Significant and Critical Accounting Policies and Practices (Details Textual) - shares	6 Months Ended		9 Months Ended	12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Sep. 30, 2015	Dec. 31, 2014
Incremental Common Shares Attributable to Dilutive Effect of Share-based Payment Arrangements	4,404,044	7,425,370
Next Equity Financing [Member] | Convertible Notes Issuance One [Member]
Debt Instrument, Convertible, Threshold Percentage of Stock Price Trigger			80.00%
Corporate Transaction [Member]
Debt Instrument, Convertible, Terms of Conversion Feature			an amount equal to 80% of the price paid per share paid by the investors in the Next Equity Financing	an amount equal to 80% of the price paid per share paid by the investors in the Next Equity Financing
Corporate Transaction [Member] | Convertible Notes Issuance One [Member]
Debt Instrument, Convertible, Terms of Conversion Feature			8,000,000
Maturity Conversion [Member]
Debt Instrument, Convertible, Terms of Conversion Feature			a price per unit derived by dividing a "pre-money" valuation of $8,000,000 by the total number of units (restricted and non-restricted) outstanding immediately prior to the time of such conversion	a price per share derived by dividing a "pre- money" valuation of $8,000,000 by the number of shares outstanding immediately prior to the time of such conversion
Maturity Conversion [Member] | Convertible Notes Issuance One [Member]
Debt Instrument, Convertible, Terms of Conversion Feature			8,000,000